Employee benefits (Details 3) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Overfunded Pension Plans [Member]
IfrsStatementLineItems [Line Items]
Interest costs	$ 69	$ 103
Translation adjustment	(204)	73
Transfers		(27)
Overfunded Pension Plans [Member] | Present value of defined benefit obligation [member]
IfrsStatementLineItems [Line Items]
Benefit obligation (Plan assets) as at beginning of the year	4,517	5,142
Service costs	16	16
Interest costs	274	322
Benefits paid	(469)	(479)
Effect of changes in the actuarial assumptions	(220)	468
Other		3
Translation adjustment	(770)	246
Transfers		(1,201)
Past service cost	(5)
Administrative cost and taxes	3
Benefit obligation (Plan assets) as at end of the year	3,346	4,517
Underfunded Pension Plans And Other Benefits [Member]
IfrsStatementLineItems [Line Items]
Interest costs		1
Transfers		27
Underfunded Pension Plans And Other Benefits [Member] | Present value of defined benefit obligation [member]
IfrsStatementLineItems [Line Items]
Benefit obligation (Plan assets) as at beginning of the year	2,268	1,665
Service costs	22	23
Interest costs	117	171
Benefits paid	(143)	(182)
Effect of changes in the actuarial assumptions	(86)	174
Settlement		(836)
Transfer to assets held for sale		(40)
Other		8
Translation adjustment	(261)	84
Transfers		1,201
Past service cost	4
Administrative cost and taxes	2
Benefit obligation (Plan assets) as at end of the year	$ 1,923	$ 2,268